Schedule II: Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2014
Schedule II: Valuation and Qualifying Accounts
Schedule II: Valuation and Qualifying Accounts

Schedule II: Valuation and Qualifying Accounts

(amounts in millions)

	Balance at Beginning of Year	Additions Charged to Cost of Revenue	Deductions(a)	Other and Foreign Exchange Impact	Balance at the End of the Year
Allowance for Doubtful Accounts
Fiscal Year 2014	$86.4	$17.3	$(38.4)	$6.8	$72.1
Fiscal Year 2013	112.8	18.3	(45.5)	0.8	86.4
Fiscal Year 2012	120.2	28.7	(37.7)	1.6	112.8

(a)	Primarily relates to accounts written-off and recoveries